Warrant Liability - Additional Information (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017
Warrants expiring between March 16, 2019 and August 10, 2020 [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding	786,183
Warrants expiring between february twenty three thousand eighteen and december five two thousand nineteen [member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding		272,650